Revenue Recognition (Disaggregation of Revenue by Major Service Line) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,392,849	$ 488,426	$ 140,854	$ 137,802	$ 2,327,915	$ 451,882	$ 131,332	$ 125,185	$ 3,159,931	$ 3,036,314	$ 3,038,153
Tax preparation revenues | U.S. assisted tax preparation fees
Disaggregation of Revenue [Line Items]
Total revenues									1,947,160	1,902,212	1,890,175
Tax preparation revenues | U.S. royalties
Disaggregation of Revenue [Line Items]
Total revenues									245,444	250,270	249,433
Tax preparation revenues | U.S. DIY tax preparation fees
Disaggregation of Revenue [Line Items]
Total revenues									243,159	219,123	234,341
Tax preparation revenues | International revenues
Disaggregation of Revenue [Line Items]
Total revenues									227,266	210,320	213,400
Tax preparation revenues | Revenues from Refund Transfers
Disaggregation of Revenue [Line Items]
Total revenues									171,959	148,212	162,560
Tax preparation revenues | Revenues from Emerald Card®
Disaggregation of Revenue [Line Items]
Total revenues									102,640	95,221	92,608
Tax preparation revenues | Revenues from Peace of Mind® Extended Service Plan
Disaggregation of Revenue [Line Items]
Total revenues									101,572	92,820	86,830
Tax preparation revenues | Revenues from Tax Identity Shield®
Disaggregation of Revenue [Line Items]
Total revenues									28,823	21,054	7,641
Tax preparation revenues | Interest and fee income on Emerald Advance
Disaggregation of Revenue [Line Items]
Total revenues									56,986	57,022	57,268
Tax preparation revenues | Other
Disaggregation of Revenue [Line Items]
Total revenues									$ 34,922	$ 40,060	$ 43,897